Covered Assets - Aging Analysis of Non-Credit Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	$ 210,959	$ 362,248
Credit-impaired acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	110,798	195,612
Acquired non-impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	100,161	166,636
Loans and leases receivable, covered loans, current	98,342
Loans and leases receivable, covered loans, 30 days	241
Loans and leases receivable, covered loans, 60 days	40
Loans and leases receivable, covered assets, 90 days	1,538
Loans and leases receivable, covered assets, past due	1,819
Ratio of total past due loans to total loans receivable, net of charge offs and loans in process	1.82%
Acquired non-impaired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	23,067
Loans and leases receivable, covered loans, current	22,391
Loans and leases receivable, covered loans, 30 days	230
Loans and leases receivable, covered loans, 60 days	40
Loans and leases receivable, covered assets, 90 days	406
Loans and leases receivable, covered assets, past due	676
Ratio of total past due loans to total loans receivable, net of charge offs and loans in process	2.93%
Acquired non-impaired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	0
Loans and leases receivable, covered loans, current	0
Loans and leases receivable, covered loans, 30 days	0
Loans and leases receivable, covered loans, 60 days	0
Loans and leases receivable, covered assets, 90 days	0
Loans and leases receivable, covered assets, past due	0
Acquired non-impaired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	0
Loans and leases receivable, covered loans, current	0
Loans and leases receivable, covered loans, 30 days	0
Loans and leases receivable, covered loans, 60 days	0
Loans and leases receivable, covered assets, 90 days	0
Loans and leases receivable, covered assets, past due	0
Acquired non-impaired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	1,364
Loans and leases receivable, covered loans, current	1,328
Loans and leases receivable, covered loans, 30 days	0
Loans and leases receivable, covered loans, 60 days	0
Loans and leases receivable, covered assets, 90 days	36
Loans and leases receivable, covered assets, past due	36
Ratio of total past due loans to total loans receivable, net of charge offs and loans in process	2.64%
Acquired non-impaired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	73
Loans and leases receivable, covered loans, current	73
Loans and leases receivable, covered loans, 30 days	0
Loans and leases receivable, covered loans, 60 days	0
Loans and leases receivable, covered assets, 90 days	0
Loans and leases receivable, covered assets, past due	0
Ratio of total past due loans to total loans receivable, net of charge offs and loans in process	0.00%
Acquired non-impaired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	6,598
Loans and leases receivable, covered loans, current	5,502
Loans and leases receivable, covered loans, 30 days	0
Loans and leases receivable, covered loans, 60 days	0
Loans and leases receivable, covered assets, 90 days	1,096
Loans and leases receivable, covered assets, past due	1,096
Ratio of total past due loans to total loans receivable, net of charge offs and loans in process	16.61%
Acquired non-impaired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	51,336
Loans and leases receivable, covered loans, current	51,336
Loans and leases receivable, covered loans, 30 days	0
Loans and leases receivable, covered loans, 60 days	0
Loans and leases receivable, covered assets, 90 days	0
Loans and leases receivable, covered assets, past due	0
Ratio of total past due loans to total loans receivable, net of charge offs and loans in process	0.00%
Acquired non-impaired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	5,492
Loans and leases receivable, covered loans, current	5,492
Loans and leases receivable, covered loans, 30 days	0
Loans and leases receivable, covered loans, 60 days	0
Loans and leases receivable, covered assets, 90 days	0
Loans and leases receivable, covered assets, past due	0
Ratio of total past due loans to total loans receivable, net of charge offs and loans in process	0.00%
Acquired non-impaired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	11,777
Loans and leases receivable, covered loans, current	11,777
Loans and leases receivable, covered loans, 30 days	0
Loans and leases receivable, covered loans, 60 days	0
Loans and leases receivable, covered assets, 90 days	0
Loans and leases receivable, covered assets, past due	0
Ratio of total past due loans to total loans receivable, net of charge offs and loans in process	0.00%
Acquired non-impaired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	454
Loans and leases receivable, covered loans, current	443
Loans and leases receivable, covered loans, 30 days	11
Loans and leases receivable, covered loans, 60 days	0
Loans and leases receivable, covered assets, 90 days	0
Loans and leases receivable, covered assets, past due	$ 11
Ratio of total past due loans to total loans receivable, net of charge offs and loans in process	2.42%